Stock compensation - Warrants (Details) - Stock warrants - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2022
Stock compensation
Granted, Stock options		5,000
Warrant purchase price	$ 150,000	$ 150,000
Number of shares issuable per warrant		1
Warrants exercisable		$ 1,512
Exercise period		10 years
Aggregate fair value as of grant date		$ 1,376,800
Stock compensation expense			$ 1,226,800
Estimated fair value of the stock warrants
Risk-free interest rate			1.78%
Expected volatility			35.00%
Expected life (in years)			6 years 4 months 24 days
Fair value			$ 275.4
Warrants exercised			0